Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Consolidated Commitments in the Next Five Years and Periods Thereafter	The 20-year agreements allow FortisBC Energy to purchase a maximum annual volume of 9.3 PJs of renewable natural gas and has increased gas purchase obligations from those disclosed as at December 31, 2021 as follows.

As at June 30, 2022 ($ millions)	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Gas purchase obligations	2,725	6	34	74	126	151	2,334